Goodwill and Other Intangible Assets (Narrative) (Details) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011 Integrated Trust Assets Business Group [Member] Customer Relationships [Member]	Mar. 31, 2009 Integrated Trust Assets Business Group [Member] Customer Relationships [Member]	Mar. 31, 2009 Integrated Retail Banking Business Group [Member] Customer Relationships [Member]	Mar. 31, 2011 Integrated Retail Banking Business Group [Member] Contractual Rights [Member]	Mar. 31, 2010 Integrated Retail Banking Business Group [Member] Contractual Rights [Member]	Mar. 31, 2009 MUFG [Member]	Mar. 31, 2008 MUFG [Member]
Impairment loss		¥ 461	¥ 845,842
Stock price per share									¥ 476	¥ 860
Intangible assets subject to amortization acquired during the period	153,887	168,722
Software subject to amortization acquired during the period	151,992	168,423
Weighted average amortization periods of intangible assets subject to amortization	6	5
Indefinite-lived intangible assets acquired during the period	332	1,667
Impairment losses of intangible assets, finite-lived (excluding goodwill)						83,088
Impairment losses of intangible assets, Indefinite-lived (excluding goodwill)	26,566	12,400	126,885	19,267	36,672		6,226	9,239
Written-off amount relating to disposal of software for internal use recognized in other non-interest expenses	¥ 16,370